Prepaid Expenses and Other Current Assets (Tables)	3 Months Ended
Mar. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following (in thousands):

	March 31,	December 31,
	2023	2022
U.K. R&D tax credit	$1,527	$1,230
Prepaid tax	225	1,373
Insurance	1,044	1,702
Prepaid manufacturing costs	467	456
Prepaid transition services (note 3)	2,036	—
Other current assets	3,155	1,474
	$8,454	$6,235